Financial Instruments - Changes in fair value of outstanding warrant and tranche liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant liabilities
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Beginning balance	$ 391	$ 3,399
Change in Unrealized (Gains) Losses	(22)	379
Issuances (Settlements)		(3,387)
Ending balance	369	391
Issuances		3,397
Settlements		10
Put option liability
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Beginning balance		5,140
Change in Unrealized (Gains) Losses		70
Issuances (Settlements)		$ (5,210)
Series B-2 tranche liabilities
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Beginning balance
Change in Unrealized (Gains) Losses	(1,645)
Issuances (Settlements)	6,347
Ending balance	4,702
Series B-3 warrant liabilities
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Beginning balance
Change in Unrealized (Gains) Losses	3,853
Issuances (Settlements)	11,966
Ending balance	$ 15,819